SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($) Segments	Jun. 30, 2024 CNY (¥) Segments	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Subsidiary, Sale of Stock [Line Items]
Description of foreign currency translation adjustment	Consolidated Balance Sheets amounts, with the exception of equity, on June 30, 2024 and	Consolidated Balance Sheets amounts, with the exception of equity, on June 30, 2024 and
Inventory write-down	$ 0		$ 0
Amortization of intangible assets	378,138		192,971
Advances from customers	2,613,072			$ 1,555,424
Revenues from the contract liabilities	1,055,869		65,612
Research and development expense	245,642		132,174
Underpayment of taxes	$ 14,498	¥ 100,000
Number of operating segments | Segments	2	2
Cost of Sales [Member]
Subsidiary, Sale of Stock [Line Items]
Amortization of intangible assets	$ 359,345		173,196
Product warranty claims and cost	$ 0		$ 64,485
Computer Software, Intangible Asset [Member]
Subsidiary, Sale of Stock [Line Items]
Estimated useful life	3 years			3 years
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred costs	$ 0			$ 1,282,570